Loans and ACL (Schedule of Retail Credit Exposure, Credit Risk Profile Based on Payment Activity) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable [Line Items]
Loans and leases	$ 143,322	$ 135,951
Retail | Direct Retail Lending
Financing Receivable [Line Items]
Loans and leases	12,092	11,140
Retail | Direct Retail Lending | Performing
Financing Receivable [Line Items]
Loans and leases	12,029	11,097
Retail | Direct Retail Lending | Nonperforming
Financing Receivable [Line Items]
Loans and leases	63	43
Retail | Revolving Credit
Financing Receivable [Line Items]
Loans and leases	2,655	2,510
Retail | Revolving Credit | Performing
Financing Receivable [Line Items]
Loans and leases	2,655	2,510
Retail | Revolving Credit | Nonperforming
Financing Receivable [Line Items]
Loans and leases	0	0
Retail | Residential Mortgage
Financing Receivable [Line Items]
Loans and leases	29,921	30,533
Retail | Residential Mortgage | Performing
Financing Receivable [Line Items]
Loans and leases	29,749	30,360
Retail | Residential Mortgage | Nonperforming
Financing Receivable [Line Items]
Loans and leases	172	173
Retail | Sales Finance
Financing Receivable [Line Items]
Loans and leases	11,267	10,327
Retail | Sales Finance | Performing
Financing Receivable [Line Items]
Loans and leases	11,261	10,320
Retail | Sales Finance | Nonperforming
Financing Receivable [Line Items]
Loans and leases	6	7
Retail | Other Lending Subsidiaries
Financing Receivable [Line Items]
Loans and leases	7,297	6,726
Retail | Other Lending Subsidiaries | Performing
Financing Receivable [Line Items]
Loans and leases	7,232	6,667
Retail | Other Lending Subsidiaries | Nonperforming
Financing Receivable [Line Items]
Loans and leases	$ 65	$ 59